UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive,
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: JANUARY 31, 2009

ITEM 1.    REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

                             CHAMPLAIN MID CAP FUND

                          CHAMPLAIN SMALL COMPANY FUND

                               SEMI-ANNUAL REPORT

                                JANUARY 31, 2009

                               INVESTMENT ADVISER:

                       CHAMPLAIN INVESTMENT PARTNERS, LLC

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

                               TABLE OF CONTENTS

Shareholders' Letter.......................................................    1
Top Ten Common Stock Holdings..............................................    6
Schedule of Investments....................................................    7
Statements of Assets and Liabilities.......................................   15
Statements of Operations...................................................   16
Statements of Changes in Net Assets........................................   17
Financial Highlights.......................................................   19
Notes to Financial Statements..............................................   21
Disclosure of Fund Expenses................................................   28

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0300.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-773-3238; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

January 31, 2009

Dear Champlain Funds Shareholders,

During the six month period ending January 31, 2009, the Champlain Mid Cap Fund returned (31.31)% compared to a (39.82)% return for the Russell Midcap Index.

During the six month period ending January 31, 2009, the Champlain Small Company Fund returned (30.89)% compared to a (37.38)% return for the Russell 2000 Index.

The widespread and intense selling of stocks during the last quarter of 2008 (particularly the indiscriminate carnage during the first eight trading days of October) and the corresponding spike in volatility suggest to us that many investors have realized that serious global economic challenges lie ahead, including the painful but necessary unwinding of the toxic assets and excess capacity in several credit related and economically sensitive industries. The mirage or illusion of consumer affluence enabled by easy access to debt is now gone. So too is the mirage or illusion of excess investment returns "earned" by using leverage.

Although significantly lower earnings and slower economic growth have now been discounted by stock prices, there is still much about the economic outlook that remains unknowable at this time due to the unwinding of unprecedented levels of leverage in the financial markets and the overall economy. Furthermore, while the Federal Reserve and the new Administration seem intent on doing whatever is necessary to resolve economic and financial sector problems, they both may push on a string for awhile and/or unleash painful unintended consequences.

Yet bear markets give investors the opportunity to buy great companies at good to great prices, and the severe decline for stocks in the last three months of 2008 was no exception. Thus, when the opportunity set for a stock selection process broadens and becomes more attractive, so should the final output from that process! While our relative returns prior to the October 2008 stock market decline suggest that we already owned portfolios of good companies, we used the broad stock market weakness during the 4th Quarter of 2008 and subsequent weakness in January of 2009 to buy more of our favorite holdings and replace selected holdings with new positions in stronger franchises. As a result of these actions, we believe the overall liquidity, return on capital profile,

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

balance sheet strength, future revenue potential and earnings growth have all improved.

To be sure, a great deal of investor trust in markets as well as in private and public institutions has been destroyed; and it will take time to restore it. Still, our economy continues to present shareholders with genuine opportunities. We think that the selling was overdone for most of the high quality companies in the Funds, especially for those that are likely to grow earnings through this recession. Below we highlight some examples of the opportunities in which we have the funds exposed. The Funds' Software as a Service companies provide productivity enhancing or mission critical software with only a modest investment. The food and food related stocks we own are doing well as more folks eat at home or shift to lower priced store brands. The Small Company Fund's education related companies create material improvements in student outcomes and an institution's efficiency. Demographics should keep demand reasonably strong for your health care holdings, and diagnostic testing companies can lower overall healthcare costs by detecting disease early. Property, Casualty and other types of insurance are essential to businesses and both funds are overweight this industry. We think selected commercial insurance premiums are likely to increase given the industry's capital constraints and portfolio losses. Your Funds' insurance holdings also are likely to benefit from client and personnel defections from some of the larger insurers that are facing financial difficulties. And while our oil and natural gas E&P selections may not see earnings growth in the near-term, we own companies with relatively long-lived reserves and solid balance sheets. As demand for energy returns to higher levels in the years to come, we expect to see their earnings and valuations surge higher because production is unlikely to keep pace. Most of your industrial holdings manufacture problem solving products and/or have a high percentage of revenues from consumables. Most of the commercial service companies you own provide essential or strategically important services (e.g. waste management, building maintenance, payroll and benefits processing, graphic design for packaging, credit information and industrial equipment auctions in the small cap fund and waste management, document storage, hospital and restaurant sanitation, and industrial equipment auctions in the mid cap fund). While many of your industrial holdings will experience varying degrees of stress during this economic downturn as capital spending is curtailed, services are postponed and business activity slows down; we doubt their challenges will last nearly as long or be nearly as painful as for highly cyclical industries which

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

overbuilt during the latest up cycle to meet the unsustainable demand created by too much credit. Importantly, we would like to reinforce the point that current valuations for the Funds' holdings already discount a painful economic downturn and much uncertainty, but we do not think valuations adequately recognize the higher earnings we expect to see looking out three to five years.

What the Funds do not own is equally relevant today, and we want to update you on both what we see as the least attractive segments of the economy as well as some of our key investment process-based exclusions. We remain cautious toward consumer spending on large ticket and highly discretionary items. Job losses, unprecedented wealth destruction, tight credit and scary headlines all have consumers retreating from consumption and increasing their savings. Indeed, we believe a secular shift toward savings at the expense of consumption has begun. We also remain cautious toward most banks as loan loss reserves look low and valuations look high relative to the potential losses that are likely to materialize from the worst economic downturn in decades. Additionally, our process has perennially excluded the most cyclical industries (e.g. mining, construction and steel), consumer companies with fashion risk, healthcare providers that derive a significant amount of their revenues from Medicare, rapidly obsolescing technology companies and firms in all sectors with weak balance sheets. Our process-based exclusions are designed to have us avoid owning companies that are either excessively difficult to manage, likely to experience volatile cash flow, or vulnerable to other unpredictable economic threats and business model risks.

Although the worst of the record high volatility may be behind us, we could see further dramatic fluctuations in stock prices and perhaps new lows for most equity indices. However, we would expect to see some discrimination accompany any renewed selling with a distinct investor bias for owning reliable and consistent growth companies with strong balance sheets emerging. Given all of the expected stimulus and bailouts, there may well be brief episodes when the worst performing stocks over the past year outperform (e.g. banks, home-builders, retailers, highly cyclical and highly leveraged companies); but we do not expect to see a repeat of 2003's pro-cyclical and low quality leadership anytime soon. Instead, we anticipate a multi-year period of economic Darwinism where the strong get stronger. We expect the strongest companies will be able to acquire assets and companies on favorable terms as corporate defaults and restructurings increase. Companies that maintain healthy R&D and advertising

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

budgets and continue to spend on growth initiatives will enhance their competitive position and become stronger. Furthermore, both clients and talented human capital are likely to migrate to the stronger companies.

As the era of leverage, complexity and risk taking unwinds, our confidence in our investment process remains unshaken. Intrinsic value does indeed matter and steadfast is our belief in the ability of America's best small and mid cap companies to create wealth for their shareholders. We also believe that our disciplined execution of our investment process - a profound bias for quality and reliability as well as an unwavering aversion toward overvalued stocks - has been and will continue to be a key competitive long-term advantage for us.

Assuming we have negative economic growth throughout 2009 and relatively slow or intermittent economic growth for several years thereafter; we expect dependable and consistent growth companies - such as those held by the Funds - to attain increasingly higher relative valuations. After seizing the opportunities presented to us over the past four months, the Funds now own the strongest collection of small and mid cap companies that we have assembled during our time managing small and mid cap stocks. Given the steep discounts to our estimate of the Fair Values for our holdings, we also believe that both strategies can produce attractive absolute investment returns over the next several years, although how our country addresses the current economic challenges will likely have a meaningful influence on our future returns.

All of us at Champlain Investment Partners appreciate your trust and are grateful for the privilege to manage a portion of your assets.

Sincerely,

/s/ Scott T. Brayman

Scott T. Brayman, CFA

THE ABOVE COMMENTARY REPRESENTS MANAGEMENT'S ASSESSMENT OF THE FUNDS AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE. HOLDINGS ARE SUBJECT TO CHANGE. CURRENT AND FUTURE HOLDINGS ARE SUBJECT TO RISK.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

                       DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL MIDCAP INDEX measures the performance of the mid-cap segment of the U.S. equity universe. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                TOP TEN HOLDINGS
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

                             CHAMPLAIN MID CAP FUND*

Willis Group Holdings ..........   2.89%
Iron Mountain ..................   2.79%
Clorox .........................   2.62%
St. Jude Medical ...............   2.55%
McCormick ......................   2.48%
Resmed .........................   2.47%
Hershey ........................   2.46%
Waste Connections ..............   2.35%
Avon Products ..................   2.33%
Ecolab .........................   2.18%

                          CHAMPLAIN SMALL COMPANY FUND*

Waste Connections ..............   2.55%
Navigators Group ...............   2.46%
Sensient Technologies ..........   2.35%
Lancaster Colony ...............   2.30%
ABM Industries .................   2.14%
AptarGroup .....................   2.06%
Ralcorp Holdings ...............   1.93%
West Pharmaceutical Services ...   1.91%
IDEX ...........................   1.86%
Bio-Rad Laboratories, Cl A .....   1.83%

----------
* PERCENTAGES BASED ON TOTAL INVESTMENTS. SHORT-TERM INVESTMENTS ARE NOT SHOWN IN THE TOP TEN CHART.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN
                                                                MID CAP FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

SECTOR WEIGHTINGS+:

                               (PERFORMANCE GRAPH)

Health Care              25.7%
Industrials              14.9%
Consumer Staples         14.3%
Information Technology   13.0%
Financials               12.9%
Energy                    9.0%
Materials                 5.5%
Consumer Discretionary    2.7%
Repurchase Agreement      2.0%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.4%+

                                                        SHARES          VALUE
                                                     ------------   ------------
CONSUMER DISCRETIONARY -- 2.7%
   Fortune Brands ................................         14,100   $    451,200
   Service International .........................         74,700        339,885
                                                                    ------------
                                                                         791,085
                                                                    ------------
CONSUMER STAPLES -- 14.3%
   Avon Products .................................         33,100        676,895
   Clorox ........................................         15,200        762,280
   Constellation Brands, Cl A* ...................         22,900        332,508
   Estee Lauder, Cl A ............................         17,900        469,875
   Hershey .......................................         19,200        715,776
   HJ Heinz ......................................         13,000        474,500
   McCormick .....................................         22,500        720,900
                                                                    ------------
                                                                       4,152,734
                                                                    ------------
ENERGY -- 9.0%
   Comstock Resources* ...........................          9,500        362,235
   Encore Acquisition* ...........................         11,400        309,852
   Oceaneering International* ....................         13,300        458,318
   Peabody Energy ................................          4,300        107,500
   Pioneer Natural Resources .....................         14,100        206,424
   Plains Exploration & Production* ..............          6,500        137,280
   Smith International ...........................          8,800        199,760
   Superior Energy Services* .....................         13,300        207,214
   Ultra Petroleum* ..............................         10,700        383,381
   Whiting Petroleum* ............................          8,400        243,600
                                                                    ------------
                                                                       2,615,564
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN
                                                                MID CAP FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                        SHARES          VALUE
                                                     ------------   ------------
FINANCIALS -- 12.9%
   Alleghany* ....................................          2,200   $    599,346
   HCC Insurance Holdings ........................         23,600        552,476
   Invesco .......................................         31,000        365,490
   Northern Trust ................................         10,000        575,200
   T Rowe Price Group ............................         10,300        284,074
   Willis Group Holdings .........................         33,900        839,364
   WR Berkley ....................................         19,800        524,304
                                                                    ------------
                                                                       3,740,254
                                                                    ------------
HEALTH CARE -- 25.8%
   Allergan ......................................          6,400        243,968
   Beckman Coulter ...............................          8,800        437,536
   Bio-Rad Laboratories, Cl A* ...................          6,500        413,010
   Cerner* .......................................          8,400        283,248
   CR Bard .......................................          5,000        427,850
   Gen-Probe* ....................................         12,200        549,244
   Hologic* ......................................         38,500        453,915
   Illumina* .....................................          5,700        155,952
   Intuitive Surgical* ...........................          3,000        309,690
   Laboratory Corp of America Holdings* ..........         10,300        609,760
   Life Technologies* ............................         15,200        386,992
   Millipore* ....................................          9,700        535,052
   Patterson* ....................................         24,800        456,072
   Resmed* .......................................         18,000        718,200
   St. Jude Medical* .............................         20,400        741,948
   West Pharmaceutical Services ..................         16,000        531,520
   Zimmer Holdings* ..............................          5,700        207,480
                                                                    ------------
                                                                       7,461,437
                                                                    ------------
INDUSTRIALS -- 15.0%
   AMETEK ........................................          6,800        217,328
   CLARCOR .......................................          8,400        254,856
   Eaton .........................................          5,000        220,100
   IDEX ..........................................         22,500        508,725
   Iron Mountain* ................................         39,600        810,216
   ITT ...........................................          8,600        389,408
   Kennametal ....................................         17,900        287,116
   Landstar System ...............................          6,900        247,503
   Ritchie Bros Auctioneers ......................         14,100        258,876

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN
                                                                MID CAP FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONCLUDED

                                                        SHARES          VALUE
                                                     ------------   ------------
INDUSTRIALS -- CONTINUED
   Roper Industries ..............................         11,400   $    468,996
   Waste Connections* ............................         23,600        684,872
                                                                    ------------
                                                                       4,347,996
                                                                    ------------
INFORMATION TECHNOLOGY -- 13.1%
   Activision Blizzard* ..........................         17,100        149,796
   Adobe Systems* ................................         19,000        366,890
   Alliance Data Systems* ........................          6,800        282,812
   Autodesk* .....................................         24,400        404,064
   Citrix Systems* ...............................         16,800        353,472
   Concur Technologies* ..........................         12,200        301,218
   Electronic Arts* ..............................         17,100        264,024
   FactSet Research Systems ......................          8,400        334,320
   Mettler Toledo International* .................          6,900        459,402
   National Instruments ..........................         17,100        367,137
   Salesforce.com* ...............................         12,200        324,642
   Trimble Navigation* ...........................         11,400        168,948
                                                                    ------------
                                                                       3,776,725
                                                                    ------------
MATERIALS -- 5.6%
   AptarGroup ....................................         18,700        576,334
   Ecolab ........................................         18,700        635,052
   International Flavors & Fragrances ............         14,100        403,542
                                                                    ------------
                                                                       1,614,928
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $31,112,467) .........................                    28,500,723
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN
                                                                MID CAP FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

REPURCHASE AGREEMENT -- 2.0%

                                                         FACE
                                                        AMOUNT          VALUE
                                                     ------------   ------------
Morgan Stanley
   0.110%, dated 01/30/09, to be repurchased
   on 02/02/09, repurchase price $582,931
   (collateralized by a U.S. Treasury Bond,
   par value $587,694, 8.000%, 11/15/21;
   total market value $594,602)
   (Cost $582,926) ...............................   $    582,926   $    582,926
                                                                    ------------
TOTAL INVESTMENTS -- 100.4%
   (Cost $31,695,393) ............................                  $ 29,083,649
                                                                    ============

Percentages are based on Net Assets of $28,970,517.

*  Non income producing security.

+ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Health Care              20.5%
Industrials              18.8%
Information Technology   16.9%
Financials               12.5%
Consumer Staples         11.5%
Energy                    7.0%
Consumer Discretionary    5.2%
Materials                 4.4%
Repurchase Agreement      3.2%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.2%

                                                           SHARES       VALUE
                                                         ---------   -----------
CONSUMER DISCRETIONARY -- 3.1%
   K12* ..............................................     153,000   $ 2,443,410
   Matthews International, Cl A ......................     151,000     5,879,940
   Stewart Enterprises, Cl A .........................   1,145,000     3,915,900
                                                                     -----------
                                                                      12,239,250
                                                                     -----------
CONSUMER STAPLES -- 11.6%
   Alberto Culver, Cl B ..............................      60,000     1,467,600
   Bare Escentuals* ..................................     460,000     1,669,800
   Chattem* ..........................................      90,000     6,084,000
   Del Monte Foods ...................................     750,000     4,995,000
   Hain Celestial Group* .............................     345,000     5,250,900
   Lancaster Colony ..................................     252,000     9,175,320
   Lance .............................................     230,000     4,330,900
   Ralcorp Holdings* .................................     130,000     7,698,600
   WD-40 .............................................     209,000     5,239,630
                                                                     -----------
                                                                      45,911,750
                                                                     -----------
ENERGY -- 7.0%
   Cal Dive International* ...........................     305,000     1,933,700
   Comstock Resources* ...............................      92,000     3,507,960
   Encore Acquisition* ...............................     138,000     3,750,840
   Goodrich Petroleum* ...............................      91,000     2,629,900
   IHS, Cl A* ........................................      30,500     1,335,900
   Oceaneering International* ........................     150,000     5,169,000
   Plains Exploration & Production* ..................     153,000     3,231,360
   Superior Energy Services* .........................     191,000     2,975,780
   Whiting Petroleum* ................................     115,000     3,335,000
                                                                     -----------
                                                                      27,869,440
                                                                     -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
FINANCIALS -- 14.7%
   Alleghany* ........................................       3,600   $   980,748
   Allied World Assurance Holdings ...................      54,000     2,035,800
   Argo Group International Holdings* ................     115,000     3,577,650
   Arthur J Gallagher ................................     153,000     3,606,210
   First Mercury Financial* ..........................     296,000     3,270,800
   FirstService* .....................................     225,000     2,493,000
   HCC Insurance Holdings ............................     191,000     4,471,310
   Healthcare Realty Trust ...........................     420,000     6,934,200
   Independent Bank ..................................      40,000       741,600
   Interactive Data ..................................     260,000     5,930,600
   Morningstar* ......................................      77,000     2,669,590
   MSCI, Cl A* .......................................     227,000     3,940,720
   National Interstate ...............................     153,000     2,429,640
   Navigators Group* .................................     191,000     9,805,940
   Waddell & Reed Financial, Cl A ....................     383,000     5,407,960
                                                                     -----------
                                                                      58,295,768
                                                                     -----------
HEALTH CARE -- 20.6%
   American Medical Systems Holdings* ................     610,000     6,527,000
   athenahealth* .....................................      76,000     2,742,080
   Bio-Rad Laboratories, Cl A* .......................     115,000     7,307,100
   Dionex* ...........................................      90,000     4,557,600
   ev3* ..............................................     382,000     2,066,620
   Gen-Probe* ........................................      76,000     3,421,520
   Greatbatch* .......................................     113,000     2,632,900
   Healthways* .......................................     235,000     3,247,700
   Immucor* ..........................................     172,000     4,766,120
   Integra LifeSciences Holdings* ....................     191,000     5,298,340
   Luminex* ..........................................     191,000     3,890,670
   Martek Biosciences ................................      60,000     1,587,000
   Masimo* ...........................................      60,000     1,666,200
   MedAssets* ........................................     205,000     2,984,800
   Meridian Bioscience ...............................      98,000     2,083,480
   NuVasive* .........................................      76,000     2,837,840
   SonoSite* .........................................     130,000     2,468,700
   SurModics* ........................................      77,000     1,526,910
   Techne ............................................      61,000     3,658,170

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                           SHARES       VALUE
                                                         ---------   -----------
HEALTH CARE -- CONTINUED
   Teleflex ..........................................     113,000   $ 6,009,340
   VCA Antech* .......................................     153,000     2,879,460
   West Pharmaceutical Services ......................     230,000     7,640,600
                                                                     -----------
                                                                      81,800,150
                                                                     -----------
INDUSTRIALS -- 18.9%
   ABM Industries ....................................     575,000     8,538,750
   Actuant, Cl A .....................................     153,000     2,521,440
   Administaff .......................................     230,000     4,850,700
   Brady, Cl A .......................................     114,000     2,384,880
   CLARCOR ...........................................     122,000     3,701,480
   CoStar Group* .....................................     136,000     4,028,320
   First Advantage, Cl A* ............................     146,000     1,860,040
   Forward Air .......................................     115,000     2,329,900
   IDEX ..............................................     328,000     7,416,080
   Kaydon ............................................     191,000     5,195,200
   Kennametal ........................................     230,000     3,689,200
   Landstar System ...................................     115,000     4,125,050
   Lincoln Electric Holdings .........................      38,000     1,564,460
   RBC Bearings* .....................................     230,000     4,204,400
   Ritchie Bros Auctioneers ..........................     191,000     3,506,760
   Schawk ............................................     299,000     2,433,860
   UTi Worldwide .....................................     229,000     2,509,840
   Waste Connections* ................................     351,000    10,186,020
                                                                     -----------
                                                                      75,046,380
                                                                     -----------
INFORMATION TECHNOLOGY -- 16.9%
   Blackbaud .........................................      47,500       528,675
   Blackboard* .......................................     206,000     5,234,460
   comScore* .........................................     230,000     2,900,300
   Concur Technologies* ..............................     168,000     4,147,920
   Constant Contact* .................................     187,000     2,855,490
   Euronet Worldwide* ................................     382,000     3,839,100
   FactSet Research Systems ..........................     153,000     6,089,400
   FARO Technologies* ................................     209,000     3,139,180
   Hittite Microwave* ................................     130,000     3,330,600
   Jack Henry & Associates ...........................     153,000     2,723,400

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN SMALL
                                                                COMPANY FUND
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

COMMON STOCK -- CONCLUDED

                                                            SHARES      VALUE
                                                           -------   -----------
INFORMATION TECHNOLOGY -- CONTINUED
   Mettler Toledo International* .......................   100,000   $ 6,658,000
   MIPS Technologies, Cl A* ............................   548,400       921,312
   National Instruments ................................   305,000     6,548,350
   NetSuite* ...........................................   277,000     1,939,000
   NeuStar, Cl A* ......................................   230,000     3,132,600
   NIC .................................................   302,000     1,612,680
   Omniture* ...........................................   230,000     2,090,700
   Taleo, Cl A* ........................................   147,000     1,239,210
   Trimble Navigation* .................................   230,000     3,408,600
   Vocus* ..............................................   153,000     2,334,780
   Wright Express* .....................................   230,000     2,681,800
                                                                     -----------
                                                                      67,355,557
                                                                     -----------
MATERIALS -- 4.4%
   AptarGroup ..........................................   267,000     8,228,940
   Sensient Technologies ...............................   437,000     9,395,500
                                                                     -----------
                                                                      17,624,440
                                                                     -----------
   TOTAL COMMON STOCK
      (Cost $491,344,613) ..............................             386,142,735
                                                                     -----------

REPURCHASE AGREEMENT -- 3.3%

                                                         FACE
                                                         AMOUNT
                                                      -----------
   Morgan Stanley
      0.110%, dated 01/30/09, to be repurchased
      on 02/02/09, repurchase price $12,983,772
      (collateralized by a U.S. Treasury Bond,
      par value $13,089,854, 8.000%, 11/15/21;
      total market value $13,243,714)
      (Cost $12,983,653) ..........................   $12,983,653     12,983,653
                                                                    ------------
   TOTAL INVESTMENTS -- 100.5%
      (Cost $504,328,266) .........................                 $399,126,388
                                                                    ============

Percentages are based on Net Assets of $397,194,606.

*  Non income producing security.

Cl -- Class

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009
                                                                (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                      CHAMPLAIN
                                                       CHAMPLAIN        SMALL
                                                        MID CAP        COMPANY
                                                          FUND           FUND
                                                      -----------   -------------
ASSETS:
Investments at value (Cost $31,695,393 and
   $504,328,266 respectively) .....................   $29,083,649   $ 399,126,388
Receivable for Capital Shares Sold ................        31,682       1,692,546
Receiveable for Investment Securities Sold ........            --         599,454
Receivable for Dividends and Interest .............        14,541         267,174
Prepaid Expenses ..................................         3,430          15,478
Deferred Offering Costs (see Note 2) ..............         6,268              --
                                                      -----------   -------------
   TOTAL ASSETS ...................................    29,139,570     401,701,040
                                                      -----------   -------------
LIABILITIES:
Payable for Investment Securities Purchased .......       129,569       3,778,135
Payable due to Investment Adviser .................        13,402         295,338
Payable for Capital Shares Redeemed ...............         8,173         199,503
Payable due to Distributor ........................         5,706          81,654
Payable due to Administrator ......................         2,236          31,341
Chief Compliance Officer Fees Payable .............           294           3,698
Payable due to Trustees ...........................           155             732
Other Accrued Expenses ............................         9,518         116,033
                                                      -----------   -------------
   TOTAL LIABILITIES ..............................       169,053       4,506,434
                                                      -----------   -------------
NET ASSETS ........................................   $28,970,517   $ 397,194,606
                                                      ===========   =============

NET ASSETS CONSISTS OF:

Paid-in Capital ...................................   $32,189,086   $ 561,601,450
Distributions in Excess of Net Investment Income
   (Accumulated Net Investment Loss) ..............       (10,296)       (661,126)
Accumulated Net Realized Loss .....................      (596,529)    (58,543,840)
Net Unrealized Depreciation on Investments ........    (2,611,744)   (105,201,878)
                                                      -----------   -------------
   NET ASSETS .....................................   $28,970,517   $ 397,194,606
                                                      ===========   =============
ADVISOR CLASS SHARES:
   Shares Issued and Outstanding
      (unlimited authorization -- no par value)         4,057,376      45,930,376
NET ASSET VALUE, Offering and Redemption
   Price Per Share                                    $      7.14   $        8.65
                                                      ===========   =============

AMOUNTS DESIGNATED AS "--" ARE $0, OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          CHAMPLAIN FUNDS FOR
                                                            THE SIX MONTHS ENDED
                                                            JANUARY 31, 2009
                                                            (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                                      CHAMPLAIN
                                                       CHAMPLAIN        SMALL
                                                        MID CAP        COMPANY
                                                          FUND           FUND
                                                      -----------   -------------
INVESTMENT INCOME
Dividends .........................................   $   111,431   $   2,221,039
Interest ..........................................         4,577         123,869
Less: Foreign Taxes Withheld ......................          (101)         (1,742)
                                                      -----------   -------------
   TOTAL INVESTMENT INCOME ........................       115,907       2,343,166
                                                      -----------   -------------
EXPENSES
Investment Advisory Fees ..........................        68,923       1,932,329
Distribution Fees .................................        21,539         536,757
Administration Fees ...............................         7,902         195,904
Chief Compliance Officer Fees .....................           295           6,206
Trustee's Fees ....................................           182           6,379
Deferred Offering Costs ...........................        31,962              --
Transfer Agent Fees ...............................        16,847         257,747
Custodian Fees ....................................         3,966          15,381
Registration Fees .................................         2,598          18,367
Audit Fees ........................................         1,568          19,355
Printing Fees .....................................           877          22,902
Legal Fees ........................................           390          22,534
Insurance and Other Expenses ......................           662           4,110
                                                      -----------   -------------
   TOTAL EXPENSES .................................       157,711       3,037,971
                                                      -----------   -------------
Less: Advisory Fees Waived (See Note 5) ...........       (45,397)        (20,149)
      Fees Paid Indirectly (See Note 4) ...........          (357)        (13,530)
                                                      -----------   -------------
   NET EXPENSES ...................................       111,957       3,004,292
                                                      -----------   -------------
NET INVESTMENT INCOME (LOSS) ......................         3,950        (661,126)
                                                      -----------   -------------
NET REALIZED LOSS ON INVESTMENTS ..................      (596,529)    (55,697,138)
                                                      -----------   -------------
NET CHANGE IN UNREALIZED DEPRECIATION
 ON INVESTMENTS ...................................    (2,680,397)   (104,214,571)
                                                      -----------   -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...    (3,276,926)   (159,911,709)
                                                      -----------   -------------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .......................................   $(3,272,976)  $(160,572,835)
                                                      ===========   =============

AMOUNTS DESIGNATED AS "--" ARE $0, OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                  CHAMPLAIN
                                                                    MID CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS
                                                                            ENDED        PERIOD
                                                                         JANUARY 31,      ENDED
                                                                            2009        JULY 31,
                                                                         (UNAUDITED)      2008*
                                                                         -----------   ----------
OPERATIONS:
   Net Investment Income .............................................   $     3,950   $       47
   Net Realized Loss on Investments ..................................      (596,529)          --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..................................    (2,680,397)      82,083
                                                                         -----------   ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    (3,272,976)      82,130
                                                                         -----------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income .............................................       (14,293)          --
                                                                         -----------   ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................       (14,293)          --
                                                                         -----------   ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................    35,350,653    1,005,333
   Reinvestment of Distributions .....................................        14,258      638,792
   Redeemed ..........................................................    (4,833,380)          --
                                                                         -----------   ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........    30,531,531    1,644,125
                                                                         -----------   ----------
      TOTAL INCREASE IN NET ASSETS ...................................    27,244,262    1,726,255
                                                                         -----------   ----------
NET ASSETS:
   Beginning of Period ...............................................     1,726,255           --
                                                                         -----------   ----------
   End of Period (including distributions in excess of
      net investment income/undistributed net investment
      income of $(10,296), and $47, respectively) ....................   $28,970,517   $1,726,255
                                                                         ===========   ==========
SHARE TRANSACTIONS:
   Issued ............................................................     4,531,750      102,179
   Reinvestment of Distributions .....................................         1,904       63,879
   Redeemed ..........................................................      (642,336)          --
                                                                         -----------   ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........     3,891,318      166,058
                                                                         ===========   ==========

AMOUNTS DESIGNATED AS "--" ARE $0 OR ZERO SHARES, OR HAVE BEEN ROUNDED TO $0 OR ZERO SHARES.

*  FUND COMMENCED OPERATIONS ON JUNE 30, 2008.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                              ENDED          YEAR
                                                                          JANUARY 31,        ENDED
                                                                              2009         JULY 31,
                                                                          (UNAUDITED)        2008
                                                                         -------------   ------------
OPERATIONS:
   Net Investment Loss ...............................................   $    (661,126)  $ (1,190,993)
   Net Realized Gain (Loss) on Investments ...........................     (55,697,138)    17,379,688
   Net Change in Unrealized Depreciation on Investments ..............    (104,214,571)    (6,328,221)
                                                                         -------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...    (160,572,835)     9,860,474
                                                                         -------------   ------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Realized Gain .................................................     (10,715,296)   (19,536,170)
                                                                         -------------   ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..............................     (10,715,296)   (19,536,170)
                                                                         -------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ............................................................     221,699,261    275,615,867
   Reinvestment of Distributions .....................................      10,520,672     19,064,497
   Redeemed ..........................................................    (117,259,331)   (74,604,360)
                                                                         -------------   ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ........     114,960,602    220,076,004
                                                                         -------------   ------------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ........................     (56,327,529)   210,400,308
                                                                         -------------   ------------
NET ASSETS:
   Beginning of Period ...............................................     453,522,135    243,121,827
                                                                         -------------   ------------
   End of Period (including accumulated net investment
      loss of $(661,126) and $0, respectively) .......................   $ 397,194,606   $453,522,135
                                                                         =============   ============
SHARE TRANSACTIONS:
   Issued ............................................................      21,673,779     21,415,442
   Reinvestment of Distributions .....................................       1,151,058      1,488,814
   Redeemed ..........................................................     (12,167,811)    (5,918,655)
                                                                         -------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS ........      10,657,026     16,985,601
                                                                         =============   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                  CHAMPLAIN
                                                                    MID CAP FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                         SIX MONTHS
                                                                            ENDED       PERIOD
                                                                         JANUARY 31,     ENDED
                                                                             2009      JULY 31,
                                                                         (UNAUDITED)    2008(2)
                                                                         -----------   --------
Net Asset Value, Beginning of Period .................................    $ 10.40      $10.00
                                                                          -------      ------
Income (Loss) from Operations:
Net Investment Income(1) .............................................         --          --
Net Realized and Unrealized Gain (Loss) on Investments ...............      (3.26)       0.40
                                                                          -------      ------
Total from Operations ................................................      (3.26)       0.40
                                                                          -------      ------
Dividends and Distributions from:
   Net Investment Income .............................................         --*         --
                                                                          -------      ------
Net Asset Value, End of Period .......................................    $  7.14      $10.40
                                                                          =======      ======
TOTAL RETURN+ ........................................................     (31.31)%      4.00%
                                                                          =======      ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ................................    $28,971      $1,726
Ratio of Expenses to Average Net Assets (including waivers
   and reimbursements, excluding fees paid indirectly) ...............       1.30%**     1.30%**
Ratio of Expenses to Average Net Assets (including waivers,
   reimbursements and fees paid indirectly) ..........................       1.30%**     1.30%**
Ratio of Expenses to Average Net Assets (excluding waivers,
   reimbursements and fees paid indirectly) ..........................       1.83%**     5.10%**
Ratio of Net Investment Income to Average Net Assets .................       0.05%**     0.05%**
Portfolio Turnover Rate+++ ...........................................         32%          0%

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+++  NOT ANNUALIZED.

(1)  PER SHARE NET INVESTMENT INCOME CALCULATED USING AVERAGE SHARES.

(2)  COMMENCED OPERATIONS ON JUNE 30, 2008.

*    AMOUNT REPRESENTS LESS THAN $0.01.

**   ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN SMALL
                                                                 COMPANY FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR OR PERIOD

                                                  SIX MONTHS
                                                    ENDED        YEAR       YEAR       YEAR      PERIOD
                                                 JANUARY 31,     ENDED      ENDED      ENDED      ENDED
                                                     2009      JULY 31,   JULY 31,   JULY 31,   JULY 31,
                                                 (UNAUDITED)     2008       2007       2006       2005*
                                                 -----------   --------   --------   --------   --------
Net Asset Value, Beginning of Period .........   $  12.86      $  13.29   $  11.11   $ 11.18    $ 10.00
                                                 --------      --------   --------   -------    -------
Income (Loss) from Operations:
Net Investment Loss(1) .......................      (0.02)        (0.04)     (0.04)    (0.02)     (0.04)
Net Realized and Unrealized
   Gain (Loss) on Investments ................      (3.94)         0.47       2.43      0.17(2)    1.24
                                                 --------      --------   --------   -------    -------
Total from Operations ........................      (3.96)         0.43       2.39      0.15       1.20
                                                 --------      --------   --------   -------    -------
Dividends and Distributions from:
   Net Investment Income .....................         --            --         --     (0.01)     (0.02)
   Net Realized Gains ........................      (0.25)        (0.86)     (0.21)    (0.21)        --
                                                 --------      --------   --------   -------    -------
Total Dividends and Distributions ............      (0.25)        (0.86)     (0.21)    (0.22)     (0.02)
                                                 --------      --------   --------   -------    -------
Net Asset Value, End of Period ...............   $   8.65      $  12.86   $  13.29   $ 11.11    $ 11.18
                                                 ========      ========   ========   =======    =======
TOTAL RETURN+ ................................     (30.89)%        3.24%     21.69%     1.30%     11.98%
                                                 ========      ========   ========   =======    =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ........   $397,195      $453,522   $243,122   $48,410    $11,797
Ratio of Expenses to Average Net Assets
   (including waivers, recaptures, and
   reimbursements, excluding fees paid
   indirectly) ...............................       1.40%**       1.41%      1.41%     1.41%      1.40%**
Ratio of Expenses to Average Net Assets
   (including waivers, recaptures,
   reimbursements and fees paid
   indirectly) ...............................       1.40%**       1.40%      1.40%     1.40%      1.40%**
Ratio of Expenses to Average Net Assets
   (excluding waivers, recaptures,
   reimbursements and fees paid
   indirectly) ...............................       1.41%**       1.42%      1.49%     2.26%      5.95%**
Ratio of Net Investment Loss to
   Average Net Assets ........................      (0.31)%**     (0.35)%    (0.33)%   (0.22)%    (0.53)%**
Portfolio Turnover Rate ......................         27%           65%        69%       94%        44%++

  + TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED BY THE ADVISER DURING THE PERIOD.

 ++  NOT ANNUALIZED. EXCLUDES EFFECT OF IN-KIND TRANSFER.

  *  COMMENCED OPERATIONS ON NOVEMBER 30, 2004.

 **  ANNUALIZED.

(1)  PER SHARE NET INVESTMENT LOSS CALCULATED USING AVERAGE SHARES.

(2) THE AMOUNT SHOWN FOR THE YEAR ENDED JULY 31, 2006 FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THAT YEAR BECAUSE OF THE TIMING OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO THE FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the Champlain Mid Cap Fund and Small Company Fund (the "Funds"). The investment objective of the Funds is capital appreciation. The Funds invest primarily (at least 80% of their net assets) in common stocks of medium-sized companies with market capitalization of less than $15 billion and small companies with market capitalization of less than $2.5 billion, respectively. The financial statements of the remaining funds are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds currently offer Adviser Class Shares.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

     implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2009, there were no fair valued securities.

     In September, 2006, the Financial Accounting Standards Board ("FASB") released Statement of Financial Accounting Standards ("SFAS") No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

     Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at January 31, 2009:

 INVESTMENTS
IN SECURITIES           LEVEL 1       LEVEL 2     LEVEL 3         TOTAL
----------------     ------------     -------     -------     ------------
Champlain Mid
   Cap Fund          $ 29,083,649     $    --     $    --     $ 29,083,649
Champlain Small
   Company Fund       399,126,388          --          --      399,126,388

     FEDERAL INCOME TAXES -- It is the Funds' intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of their taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On January 31, 2008, the Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized.

     The adoption of FIN 48 did not result in the recording of any tax expenses in the current period. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Funds have

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

     the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually.

     OFFERING COSTS -- including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months beginning with inception. As of July 31, 2008, the deferred offering costs had not been fully paid by the Champlain Mid Cap Fund. During the six months ended January 31, 2009, the Champlain Mid Cap Fund paid all remaining offering costs. As of January 31, 2009, $6,268 of offering costs remain to be amortized in the Champlain Mid Cap Fund.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are the employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.10% on the first $250 million of the Funds' average daily net assets; 0.08% on the next $250 million of the Funds' average daily net assets; and 0.06% on the Funds' average daily net assets over $500 million.

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

The Funds are subject to a minimum annual administration fee of $200,000. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated November 16, 2004. The Funds have adopted a Distribution Plan (the "Plan") for the Advisor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to the Advisor Class Shares as compensation for distribution services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. The Funds may earn cash management credits which can be used to offset transfer agent expenses. During the six months ended January 31, 2009, the Mid Cap Fund earned credits of $357, and the Small Company Fund earned credits of $13,530, which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Champlain Investment Partners, LLC (the "Adviser") serves as the investment adviser to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.80% and 0.90% of the Mid Cap Fund and Small Company Fund's average daily net assets, respectively. The Adviser has voluntarily agreed to limit the total expenses of the Advisor shares of the Mid Cap Fund and Small Company Funds' (excluding interest, taxes, brokerage expenses) to 1.30% and 1.40% of the Funds' respective average daily net assets. To maintain this expense limitation, the Adviser may waive a portion of its advisory fee and/or reimburse certain expenses of the Funds. The Adviser intends to continue its voluntary expense limitation until further notice, but may discontinue it at any time. If at any point it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and the aforementioned expense limitations to recapture all or a portion of its prior expense limitation reimbursements made during the preceding three year period. During the six months ended January 31, 2009, the Adviser recaptured $19,036 of prior expense limitation reimbursements for the Small

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

Company Fund. At January 31, 2009, the remaining amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses for the Small Company Fund and Mid Cap Fund was $306,477 and $48,990, respectively.

6. INVESTMENT TRANSACTIONS:

For the six months ended January 31, 2009, purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                 PURCHASES        SALES
                               ------------   ------------
Champlain Mid Cap Fund         $ 35,554,965   $  5,465,739
Champlain Small Company Fund    226,824,217    111,942,223

There were no purchases or sales of long-term U.S. Government securities for either Fund.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The tax character of dividends and distributions for the Small Company Fund declared during the years ended July 31, 2008 and July 31, 2007 was as follows:

         ORDINARY      LONG-TERM
          INCOME     CAPITAL GAIN      TOTAL
       -----------   ------------   -----------
2008   $16,919,027    $2,617,143    $19,536,170
2007     1,334,283       337,840      1,672,123

As of July 31, 2008, the components of Distributable Earnings on a tax basis were as follows:

                                                      SMALL
                                         MID CAP     COMPANY
                                           FUND        FUND
                                         -------   -----------
Undistributed Ordinary Income            $    47   $ 4,942,834
Undistributed Long-Term Capital Gain          --     5,767,814
Unrealized Appreciation/(Depreciation)    68,653    (3,829,361)
                                         -------   -----------
Total Distributable Earnings             $68,700   $ 6,881,287
                                         =======   ===========

THE ADVISORS' INNER CIRCLE FUND II                              CHAMPLAIN FUNDS
                                                                JANUARY 31, 2009

The Federal tax cost and aggregate gross unrealized appreciation and deprecia-tion on investments held by the Funds at January 31, 2009 were as follows:

                                      AGGREGATE      AGGREGATE
                                        GROSS          GROSS              NET
                        FEDERAL      UNREALIZED      UNREALIZED       UNREALIZED
                       TAX COST     APPRECIATION    DEPRECIATION     DEPRECIATION
                     ------------   ------------   -------------    -------------
Mid Cap Fund         $ 31,695,393    $   884,693   $  (3,496,437)   $  (2,611,744)
Small Company Fund    504,328,266     11,348,833    (116,550,711)    (105,201,878)

8. OTHER:

At January 31, 2009, 93% of the total shares outstanding of Mid Cap Fund were held by two shareholders and 50% of the total shares outstanding of Small Company Fund were held by two shareholders. These shareholders were comprised of omnibus accounts that were held on behalf of several individual shareholders.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements are dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. IN-KIND TRANSFERS:

On June 30, 2008, the Mid Cap Fund commenced operations as a result of a contribution in-kind of investment securities. As a result of this contribution, 63,879 shares of the Fund were issued for assets valued at $638,792. The securities were exchanged tax-free and had $13,430 of unrealized depreciation at the time of transfer.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                               CHAMPLAIN FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                               BEGINNING     ENDING                 EXPENSE
                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                 VALUE       VALUE       EXPENSE     DURING
                                08/01/08    01/31/09     RATIOS     PERIOD*
                               ---------   ---------   ----------   -------
CHAMPLAIN MID CAP FUND

ACTUAL PORTFOLIO RETURN        $1,000.00   $  686.90      1.30%      $6.46
HYPOTHETICAL 5% RETURN          1,000.00    1,018.65      1.30        6.61

CHAMPLAIN SMALL COMPANY FUND

ACTUAL PORTFOLIO RETURN        $1,000.00   $  691.10      1.40%      $5.97
HYPOTHETICAL 5% RETURN          1,000.00    1,018.15      1.40        7.12

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                 CHAMPLAIN FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                  866-773-3238

                                    ADVISER:
                       Champlain Investment Partners, LLC
                               346 Shelburne Road
                              Burlington, VT 05401

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund.

CSC-SA-001-0500

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/ Philip T. Masterson
                                              ------------------------------
                                              Philip T. Masterson, President

Date April 1, 2009

By (Signature and Title)                      /s/ Michael Lawson
                                              ------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and CFO

Date April 1, 2009